CONSOLIDATED BALANCE SHEETS [Parenthetical] - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Allowance for doubtful accounts, accounts receivable	$ 48,089	$ 42,471
Allowance for doubtful accounts of costs and estimated earnings in excess of billings	8,660	6,383
Allowance for doubtful accounts, other receivables	$ 1,448	$ 1,302
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	60,342,099	59,598,099
Common stock, shares outstanding (in shares)	60,342,099	59,598,099
Liabilities, Current, Total	$ 302,978	$ 297,326
Variable Interest Entity, Not Primary Beneficiary [Member]
Liabilities, Current, Total	$ 14,051	$ 270